Certain Relationships and Related Transactions (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Billings to U.S. Cellular from TDS		$ 85	$ 94	$ 96
Cash received from divestitures and exchanges		21	21	317
Tower sale
Related Party Transaction [Line Items]
Number of towers	595
Cash received from divestitures and exchanges	$ 159
Sidley Austin LLP
Related Party Transaction [Line Items]
Legal expense		$ 7	6	9
Description of related transaction		The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications LLC and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $7 million, $6 million and $9 million in 2017, 2016 and 2015, respectively.
Airadigm Communications, Inc. | Tower sale
Related Party Transaction [Line Items]
Description of related transaction		In December 2014, U.S. Cellular entered into an agreement to sell 595 towers outside of its core markets to a third party for $159 million. The sale of certain of the towers was completed in December 2014, and the sale of the remaining towers was completed in January 2015. See Note 6 – Acquisitions, Divestitures and Exchanges in the Notes to Consolidated Financial Statements. Of the 595 towers, six towers were acquired by U.S. Cellular from Airadigm for a total of $3 million. These six towers were included as part of the sale of towers by U.S. Cellular in order to avoid the need for two sets of transaction documents. The value of $3 million paid by U.S. Cellular to Airadigm for such six towers was determined using the same method of valuation that was used to value the towers owned by U.S. Cellular that were sold to the third party. The Audit Committee of the board of directors reviewed and evaluated this transaction between U.S. Cellular and Airadigm.
Number of towers purchased	6
Purchase price	$ 3
TDS
Related Party Transaction [Line Items]
Description of related transaction		U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS and certain of its subsidiaries to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled $85 million, $94 million and $96 million in 2017, 2016 and 2015, respectively
Billings to U.S. Cellular from TDS		$ 85	$ 94	$ 96
TDS ownership percentage		83.00%